Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 65,262
Property plant and equipment ending	69,953	$ 65,262
Assets transferred to Property, plant and equipment from Intangible assets	213	161
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	194,916	188,656
Additions through business combinations	2,093	3,968
Additions and transfers	12,330	10,144
Disposals at cost	(5,020)	(884)
Assets reclassified to held for sale		0
Effect of changes in foreign exchange	(888)	(6,967)
Property plant and equipment ending	207,422	194,916
Cost [member] | Implemenation of IFRS 16 Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	3,992
Property plant and equipment ending		3,992
Cost [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	198,908
Property plant and equipment ending		198,908
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(129,654)	(125,019)
Depreciation	(9,750)	(9,841)
Impairment losses	(3,350)	(794)
Reversal of impairment losses	120	1,398
Transfers	(40)	(961)
Accumulated depreciation and impairment disposed assets	4,576	980
Accumulated depreciation and impairment assets classified as HFS		0
Effect of changes in foreign exchange	628	4,583
Property plant and equipment ending	137,469	(129,654)
Accumulated depreciation, amortisation and impairment [member] | Implemenation of IFRS 16 Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	0
Property plant and equipment ending		0
Accumulated depreciation, amortisation and impairment [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(129,654)
Property plant and equipment ending		(129,654)
Machinery, equipment and transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	794
Property plant and equipment ending	$ 423	794
Machinery, equipment and transportation equipment [Member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years
Machinery, equipment and transportation equipment [Member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	3 years
Machinery, equipment and transportation equipment [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 3,596	3,470
Additions through business combinations	1	76
Additions and transfers	44	90
Disposals at cost	(7)	(12)
Assets reclassified to held for sale		0
Effect of changes in foreign exchange	(2)	(28)
Property plant and equipment ending	2,818	3,596
Machinery, equipment and transportation equipment [Member] | Cost [member] | Implemenation of IFRS 16 Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(813)
Property plant and equipment ending		(813)
Machinery, equipment and transportation equipment [Member] | Cost [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	2,783
Property plant and equipment ending		2,783
Machinery, equipment and transportation equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(2,802)	(2,853)
Depreciation	(120)	(137)
Impairment losses	(6)	0
Reversal of impairment losses	0	155
Transfers	13	0
Accumulated depreciation and impairment disposed assets	7	12
Accumulated depreciation and impairment assets classified as HFS		0
Effect of changes in foreign exchange	1	21
Property plant and equipment ending	2,395	(2,802)
Machinery, equipment and transportation equipment [Member] | Accumulated depreciation, amortisation and impairment [member] | Implemenation of IFRS 16 Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	511
Property plant and equipment ending		511
Machinery, equipment and transportation equipment [Member] | Accumulated depreciation, amortisation and impairment [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(2,291)
Property plant and equipment ending		(2,291)
Production plants and oil and gas assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	47,177
Property plant and equipment ending	53,736	47,177
Production plants and oil and gas assets [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	166,766	157,533
Additions through business combinations	1,706	2,473
Additions and transfers	16,023	13,017
Disposals at cost	(4,911)	(505)
Assets reclassified to held for sale		0
Effect of changes in foreign exchange	(337)	(5,752)
Property plant and equipment ending	179,063	166,766
Production plants and oil and gas assets [Member] | Cost [member] | Implemenation of IFRS 16 Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(184)
Property plant and equipment ending		(184)
Production plants and oil and gas assets [Member] | Cost [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	166,582
Property plant and equipment ending		166,582
Production plants and oil and gas assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(119,589)	(113,781)
Depreciation	(8,555)	(9,249)
Impairment losses	(2,430)	(762)
Reversal of impairment losses	120	1,087
Transfers	(134)	(1,799)
Accumulated depreciation and impairment disposed assets	4,540	602
Accumulated depreciation and impairment assets classified as HFS		0
Effect of changes in foreign exchange	616	4,312
Property plant and equipment ending	125,327	(119,589)
Production plants and oil and gas assets [Member] | Accumulated depreciation, amortisation and impairment [member] | Implemenation of IFRS 16 Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	106
Property plant and equipment ending		106
Production plants and oil and gas assets [Member] | Accumulated depreciation, amortisation and impairment [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(119,483)
Property plant and equipment ending		(119,483)
Refining and manufacturing plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	2,048
Property plant and equipment ending	$ 1,870	2,048
Refining and manufacturing plants [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years
Refining and manufacturing plants [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	15 years
Refining and manufacturing plants [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 8,660	8,646
Additions through business combinations	5	0
Additions and transfers	300	328
Disposals at cost	0	0
Assets reclassified to held for sale		0
Effect of changes in foreign exchange	(44)	(314)
Property plant and equipment ending	8,920	8,660
Refining and manufacturing plants [member] | Cost [member] | Implemenation of IFRS 16 Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	0
Property plant and equipment ending		0
Refining and manufacturing plants [member] | Cost [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	8,660
Property plant and equipment ending		8,660
Refining and manufacturing plants [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(6,613)	(6,200)
Depreciation	(298)	(426)
Impairment losses	(178)	0
Reversal of impairment losses	0	0
Transfers	0	(229)
Accumulated depreciation and impairment disposed assets	0	0
Accumulated depreciation and impairment assets classified as HFS		0
Effect of changes in foreign exchange	38	242
Property plant and equipment ending	7,051	(6,613)
Refining and manufacturing plants [member] | Accumulated depreciation, amortisation and impairment [member] | Implemenation of IFRS 16 Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	0
Property plant and equipment ending		0
Refining and manufacturing plants [member] | Accumulated depreciation, amortisation and impairment [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(6,613)
Property plant and equipment ending		(6,613)
Buildings and land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	467
Property plant and equipment ending	$ 434	467
Buildings and land [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	33 years
Buildings and land [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years
Buildings and land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 932	866
Additions through business combinations	0	48
Additions and transfers	(16)	32
Disposals at cost	(7)	(1)
Assets reclassified to held for sale		0
Effect of changes in foreign exchange	0	(13)
Property plant and equipment ending	909	932
Buildings and land [member] | Cost [member] | Implemenation of IFRS 16 Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	0
Property plant and equipment ending		0
Buildings and land [member] | Cost [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	932
Property plant and equipment ending		932
Buildings and land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(465)	(439)
Depreciation	(25)	(29)
Impairment losses	(3)	0
Reversal of impairment losses	0	0
Transfers	13	(1)
Accumulated depreciation and impairment disposed assets	5	0
Accumulated depreciation and impairment assets classified as HFS		0
Effect of changes in foreign exchange	0	4
Property plant and equipment ending	475	(465)
Buildings and land [member] | Accumulated depreciation, amortisation and impairment [member] | Implemenation of IFRS 16 Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	0
Property plant and equipment ending		0
Buildings and land [member] | Accumulated depreciation, amortisation and impairment [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(465)
Property plant and equipment ending		(465)
Assets under development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	14,776
Property plant and equipment ending	9,479	14,776
Assets under development [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	14,961	18,140
Additions through business combinations	381	1,370
Additions and transfers	(4,448)	(3,322)
Disposals at cost	(59)	(366)
Assets reclassified to held for sale		0
Effect of changes in foreign exchange	(464)	(861)
Property plant and equipment ending	10,371	14,961
Assets under development [member] | Cost [member] | Implemenation of IFRS 16 Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	0
Property plant and equipment ending		0
Assets under development [member] | Cost [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	14,961
Property plant and equipment ending		14,961
Assets under development [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(185)	(1,746)
Depreciation	0	0
Impairment losses	(707)	(32)
Reversal of impairment losses	0	156
Transfers	26	1,067
Accumulated depreciation and impairment disposed assets	0	366
Accumulated depreciation and impairment assets classified as HFS		0
Effect of changes in foreign exchange	(26)	5
Property plant and equipment ending	892	(185)
Assets under development [member] | Accumulated depreciation, amortisation and impairment [member] | Implemenation of IFRS 16 Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	0
Property plant and equipment ending		0
Assets under development [member] | Accumulated depreciation, amortisation and impairment [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(185)
Property plant and equipment ending		(185)
Right of use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment ending	$ 4,011
Right of use assets [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	19 years
Right of use assets [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	1 year
Right of use assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 0
Additions through business combinations	0
Additions and transfers	426
Disposals at cost	(35)
Effect of changes in foreign exchange	(41)
Property plant and equipment ending	5,339	0
Right of use assets [member] | Cost [member] | Implemenation of IFRS 16 Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	4,989
Property plant and equipment ending		4,989
Right of use assets [member] | Cost [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	4,989
Property plant and equipment ending		4,989
Right of use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	0
Depreciation	(752)
Impairment losses	26
Reversal of impairment losses	0
Transfers	42
Accumulated depreciation and impairment disposed assets	24
Effect of changes in foreign exchange	(1)
Property plant and equipment ending	1,329	0
Right of use assets [member] | Accumulated depreciation, amortisation and impairment [member] | Implemenation of IFRS 16 Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(617)
Property plant and equipment ending		(617)
Right of use assets [member] | Accumulated depreciation, amortisation and impairment [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ (617)
Property plant and equipment ending		$ (617)